Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 2,006,884	$ 2,698,719	$ 3,308
Due from factor, net	22,028
Inventory	497,650	178,541
Deposits	794,059	194,723
Prepaid expenses	1,716,709	536,446
Prepaid stock compensation		1,554,895
Other current assets	95,492
Total current assets	5,132,822	5,163,324	3,308
Property and equipment - net	49,875	47,349
Other assets
Prepaid stock compensation	178,594	297,656
Patents and trademarks - net	228,541	17,101
Website development - net		4,667
Total other assets	407,135	319,424
Total assets	5,589,832	5,530,097	3,308
Current liabilities
Accounts payable and accrued liabilities	538,563	365,067	61,442
Accounts payable - related party	17,599	63,177	406,252
Loans payable - related party		25,000	20,000
Current portion of long-term capital lease	13,125
Total current liabilities	569,287	453,244	487,694
Long-term liabilities
Capital lease, net of current portion	108,825
Total long-term liabilities	108,825
Stockholders' equity (deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized; 42,439,628 and 40,839,628 and 23,995,500 shares issued and outstanding, respectively	42,440	40,840	23,996
Additional paid in capital	15,033,090	13,261,289	1,066,054
Deficit accumulated during the development stage	(10,163,810)	(8,225,276)	(1,574,436)
Total stockholders' equity (deficit)	4,911,720	5,076,853	(484,386)
Total liabilities and stockholders' equity (deficit)	$ 5,589,832	$ 5,530,097	$ 3,308